Other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other payables [Line items]
Foreign currency option - current	€ 654
Consolidated entity
Other payables [Line items]
Holiday pay accrual	493	€ 376
Salary	870	382
Accrued expenses	1,485	1,244
Foreign currency option - current	654
Other	131	2,121
Total other payables	€ 3,633	€ 4,123